LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Lessee, Lease, Description [Line Items]
Rent expense, inclusive of short-term and variable lease expense	$ 800	$ 1,200
Cash paid for operating lease liabilities	700	900
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	348
2022	60
Total lease payments	408
Less: imputed interest	(18)
Total operating lease liability future lease payments	390	1,035
Current portion of operating lease liabilities included within other current liabilities	333	645
Non-current portion of operating lease liabilities	$ 57	$ 390	$ 41
Current portion of operating lease liabilities included within other current liabilities	Current portion of operating lease liabilities included within other current liabilities
Lease, Cost [Abstract]
Weighted average remaining operating lease term (in years)	9 months 18 days	2 years 1 month 6 days
Weighted average discount rate	11.30%	11.00%
Minimum
Lessee, Lease, Description [Line Items]
Leases terms	1 year
Leases renewal terms	3 years
Maximum
Lessee, Lease, Description [Line Items]
Leases terms	5 years
Leases renewal terms	5 years